Equity Incentive Plan - Narrative (Details) - Restricted Stock [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants (in shares)	0	101,880	0	101,880
RSAs, Share-based Third Party Liabilities Paid		$ 279,000		$ 279,000